Stockholders' Deficiency - Schedule of Stock Warrant (Details) (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Exercise price per share	$ 4.00		$ 4.00
Warrant [Member]
Warrants to purchase shares of common stock	35,000	35,000
Exercise price per share	$ 30.00	$ 30.00